VARIABLE INTEREST ENTITY (“VIE”) (Details Narrative)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Agape Superior Living S D N B H D [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest percentage			100.00%	100.00%
Subsidiary Company Three [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest percentage	100.00%	100.00%